Document and Entity Information	6 Months Ended
Jun. 30, 2023
Document and Entity Information
Document Type	6-K/A
Document Period End Date	Jun. 30, 2023
Entity Registrant Name	Inventiva S.A.
Amendment Flag	true
Amendment Description	This Form 6-K/A is being filed to amend the Form 6-K filed on September 28, 2023 (the "Original Form 6-K") to remove the English translation of the Statutory Auditors' Review Report on the Half-yearly Financial Information inadvertently included in the Interim Financial Report for the Six Months Ended June 30, 2023 (the "Interim Financial Report"). A copy of the corrected Interim Financial Report is attached to this Form 6-K/A as exhibit 99.1. This Form 6-K/A supersedes and replaces the Original Form 6-K in its entirety and removes the incorporation by reference of exhibit 99.1 to the Original Form 6-K into the registration statement on Form F-3 (File No. 333-258369) of Inventiva S.A. Except as described above, the Interim Financial Report remains unchanged, speaks as of the original filing date of the Original 6-K and does not reflect any events that occurred subsequent to the original filing date of the Original 6-K.
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	Q2
Entity Central Index Key	0001756594